Schedule of Investments(a)
September 30, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.87%
Building Products–0.07%
Resideo Technologies, Inc.(b)	1,491	$36,962
Commodity Chemicals–0.03%
AdvanSix, Inc.(b)	366	14,549
Construction & Engineering–0.56%
Fluor Corp.(b)	18,273	291,820
Diversified Banks–0.41%
HSBC Holdings PLC, ADR (United Kingdom)	8,209	214,665
Health Care Distributors–0.13%
Cardinal Health, Inc.	1,341	66,326
Health Care Equipment–1.10%
Baxter International, Inc.	7,127	573,225
Health Care Services–0.66%
Cigna Corp.	1,711	342,474
Industrial Conglomerates–3.62%
Honeywell International, Inc.	8,928	1,895,236
Industrial Gases–15.80%
Air Products and Chemicals, Inc.	32,258	8,261,596
Industrial Machinery–2.35%
SPX Corp.(b)	9,725	519,801
SPX FLOW, Inc.	9,725	710,898
		1,230,699
Integrated Oil & Gas–4.05%
BP PLC, ADR (United Kingdom)	24,114	659,036
Exxon Mobil Corp.	24,815	1,459,618
		2,118,654
IT Consulting & Other Services–2.84%
International Business Machines Corp.	10,696	1,485,995
Oil & Gas Drilling–0.01%
Transocean Ltd.(b)	1,560	5,912
Oil & Gas Equipment & Services–3.60%
Baker Hughes Co., Class A	10,964	271,140
Shares		Value
Oil & Gas Equipment & Services–(continued)
Halliburton Co.	43,165	$933,227
Schlumberger N.V.	22,897	678,667
		1,883,034
Oil & Gas Exploration & Production–5.91%
APA Corp.	18,759	402,005
Hess Corp.	34,443	2,690,343
		3,092,348
Packaged Foods & Meats–16.84%
McCormick & Co., Inc.	108,713	8,809,014
Pharmaceuticals–15.95%
Johnson & Johnson	19,317	3,119,695
Merck & Co., Inc.	35,280	2,649,881
Organon & Co.	3,528	115,683
Pfizer, Inc.	54,965	2,364,045
Viatris, Inc.	6,821	92,425
		8,341,729
Semiconductors–13.91%
Intel Corp.	136,561	7,275,970
Specialized REITs–1.98%
Weyerhaeuser Co.	29,162	1,037,292
Specialty Chemicals–9.05%
International Flavors & Fragrances, Inc.	35,389	4,732,217
Total Common Stocks & Other Equity Interests (Cost $815,597)		51,709,717
Money Market Funds–0.98%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	182,970	182,970
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(d)	122,613	122,663
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	209,109	209,109
Total Money Market Funds (Cost $514,742)		514,742
TOTAL INVESTMENTS IN SECURITIES–99.85% (Cost $1,330,339)		52,224,459
OTHER ASSETS LESS LIABILITIES—0.15%		76,640
NET ASSETS–100.00%		$52,301,099

Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Exchange Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$136,316	$2,064,462	$(2,017,808)	$-	$-	$182,970	$39
Invesco Liquid Assets Portfolio, Institutional Class	97,352	1,466,592	(1,441,290)	9	-	122,663	16
Invesco Treasury Portfolio, Institutional Class	155,790	2,359,385	(2,306,066)	-	-	209,109	17
Total	$389,458	$5,890,439	$(5,765,164)	$9	$-	$514,742	$72

(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Exchange Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of September 30, 2021, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Exchange Fund